BALANCE SHEET (Parentheticals)		2 Months Ended	7 Months Ended
	Aug. 15, 2025 $ / shares shares	May 21, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 05, 2025 shares
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0
Class A ordinary shares
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, authorized		200,000,000	200,000,000
Common shares, issued		0	0
Common shares, outstanding		0	0
Class B ordinary shares
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, authorized		20,000,000	20,000,000
Common shares, issued		7,666,667	7,666,667
Common shares, outstanding		7,666,667	7,666,667
Share split ratio		1	1
Class B ordinary shares | Founder shares
Common shares, outstanding	7,666,667
Number of shares no longer subject to forfeiture				1,000,000
Share split ratio	1.33
Shares held by each independent director	40,000
Class B ordinary shares | Founder shares | Subsequent event
Common shares, outstanding	7,666,667
Share split ratio	1.33
Number of shares transferred	13,333
Transfer price per share (in dollars per share) | $ / shares	$ 43.48
Shares held by each independent director	40,000
Class B ordinary shares | Founder shares | Sponsor
Common shares, outstanding	7,546,667
Number of shares subject to forfeiture			1,000,000
Number of shares no longer subject to forfeiture				1,000,000
Class B ordinary shares | Founder shares | Sponsor | Subsequent event
Common shares, outstanding	7,546,667
Maximum | Class B ordinary shares
Number of shares subject to forfeiture		1,000,000
Maximum | Class B ordinary shares | Founder shares | Sponsor
Number of shares subject to forfeiture		1,000,000
Maximum | Class B ordinary shares | Founder shares | Sponsor | Subsequent event
Number of shares subject to forfeiture	1,000,000